Strategic Alliance and Collaboration Agreements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended		107 Months Ended	110 Months Ended	24 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Feb. 28, 2006	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2011
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Initial program cost for research and development	$ 2,340,000	$ 9,080,000	$ 19,499,000	$ 38,840,000	$ 49,087,000
TC - 5214
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process						200,000,000
Deferred revenue recognition period						33 months
Initial program cost for research and development					2,175,000
Allocable portion of the program costs					127,000
AstraZeneca
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process							10,000,000
Allocation of initial fee to research collaboration							5,000,000
Initial fee not yet recognized							5,000,000
Aggregate amount received for research and development process								88,120,000	88,120,000
AstraZeneca | Clinical Trial TC-1734
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process										6,000,000
Recognized of initial fee as revenue and payments received under amendment				3,536,000	2,946,000
AstraZeneca | Accelerated Portion
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized of initial fee as revenue and payments received under amendment				3,142,000
AstraZeneca | TC - 5214
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized of initial fee as revenue and payments received under amendment					$ 54,473,000
Percentage cost of the program attributable to respective party US and Europe			80.00%					80.00%
Percentage of development costs, responsible party Rest of World			100.00%
Parent Company | TC - 5214
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Percentage cost of the program attributable to respective party US and Europe			20.00%					20.00%